TAXES ON INCOME (Tables)	12 Months Ended
Nov. 30, 2013
Schedule of Deferred Tax Assets [Table Text Block]
	November 30,
	2013	2012
In respect of:
Net operating loss carry forward	$1,013,024	$344,307
R&D expenses	182,668	57,344
Holiday and recreation pay	15,496	3,968
Severance pay accruals	1,132	402
Less - Valuation allowance	1,212,320	406,021

Net deferred tax assets	$-	$-